Schedule of Investments (unaudited)	iShares® ESG Aware MSCI USA ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
HEICO Corp., Class A	181,962	$22,599,680
Howmet Aerospace Inc.	791,758	22,272,153
Huntington Ingalls Industries Inc.	278,783	49,486,770
L3Harris Technologies Inc.	319,063	66,709,692
Raytheon Technologies Corp.	1,223,707	99,022,371
		260,090,666
Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	480,337	45,675,245
Expeditors International of Washington Inc.	694,133	84,420,456
FedEx Corp.	105,441	24,290,443
United Parcel Service Inc., Class B	360,782	71,568,325
		225,954,469
Auto Components — 0.3%
Aptiv PLC(a) .	382,994	61,413,088
BorgWarner Inc.	530,075	22,941,646
		84,354,734
Automobiles — 2.5%
General Motors Co.(a)	456,926	26,442,307
Tesla Inc.(a)	495,855	567,634,970
		594,077,277
Banks — 3.9%
Bank of America Corp.	4,431,966	197,089,528
Citigroup Inc.	1,843,581	117,436,110
Huntington Bancshares Inc./OH	3,869,402	57,421,926
JPMorgan Chase & Co.	2,032,165	322,768,767
PNC Financial Services Group Inc. (The)	194,876	38,390,572
Regions Financial Corp.	2,876,660	65,444,015
SVB Financial Group(a)	48,446	33,540,619
Truist Financial Corp.	1,130,055	67,023,562
U.S. Bancorp.	589,721	32,635,160
		931,750,259
Beverages — 1.9%
Brown-Forman Corp., Class B, NVS	341,167	24,004,510
Coca-Cola Co. (The)	3,350,543	175,735,981
Keurig Dr Pepper Inc.	887,214	30,156,404
Molson Coors Beverage Co., Class B	682,980	30,351,631
PepsiCo Inc.	1,202,286	192,101,257
		452,349,783
Biotechnology — 2.0%
AbbVie Inc.	865,476	99,772,073
Amgen Inc.	450,342	89,564,017
Biogen Inc.(a)	145,332	34,260,566
Exact Sciences Corp.(a)	291,959	24,924,540
Gilead Sciences Inc.	1,177,600	81,171,968
Moderna Inc.(a)	186,963	65,891,370
Regeneron Pharmaceuticals Inc.(a)	57,123	36,360,503
Vertex Pharmaceuticals Inc.(a)	245,118	45,822,359
		477,767,396
Building Products — 1.3%
Allegion PLC	183,815	22,726,887
Carrier Global Corp.	798,196	43,198,367
Fortune Brands Home & Security Inc.	261,798	26,318,553
Johnson Controls International PLC	1,466,930	109,667,687
Lennox International Inc.	77,593	23,977,789
Owens Corning	274,670	23,303,003
Security	Shares	Value

Building Products (continued)
Trane Technologies PLC	395,440	$73,808,876
		323,001,162
Capital Markets — 3.7%
Ameriprise Financial Inc.	81,820	23,695,072
Bank of New York Mellon Corp. (The)	1,006,914	55,168,818
BlackRock Inc.(b)	150,435	136,085,005
Cboe Global Markets Inc.	191,165	24,648,815
Charles Schwab Corp. (The)	608,308	47,076,956
CME Group Inc.	224,782	49,568,927
FactSet Research Systems Inc.	53,746	25,183,763
Goldman Sachs Group Inc. (The)	252,895	96,350,466
Intercontinental Exchange Inc.	407,132	53,220,295
Moody's Corp.	112,935	44,116,928
Morgan Stanley	1,322,507	125,400,114
Northern Trust Corp.	420,457	48,646,875
S&P Global Inc.	139,387	63,522,838
State Street Corp.	487,512	43,373,943
T Rowe Price Group Inc.	235,021	46,992,449
		883,051,264
Chemicals — 1.9%
Air Products & Chemicals Inc.	83,718	24,063,902
Corteva Inc.	508,696	22,891,320
Dow Inc.	688,919	37,842,321
DuPont de Nemours Inc.	434,194	32,112,988
Ecolab Inc.	435,053	96,351,188
International Flavors & Fragrances Inc.	234,083	33,279,580
Linde PLC	370,332	117,817,423
Mosaic Co. (The)	673,769	23,056,375
PPG Industries Inc.	253,340	39,057,428
Sherwin-Williams Co. (The)	80,481	26,658,526
		453,131,051
Commercial Services & Supplies — 0.1%
Copart Inc.(a)	159,235	23,114,553

Communications Equipment — 0.9%
Cisco Systems Inc.	3,506,242	192,282,311
Motorola Solutions Inc.	143,077	36,224,235
		228,506,546
Consumer Finance — 0.8%
Ally Financial Inc.	511,387	23,436,866
American Express Co.	582,642	88,736,377
Discover Financial Services	347,666	37,495,778
Synchrony Financial	805,808	36,092,140
		185,761,161
Containers & Packaging — 0.4%
Amcor PLC	3,682,737	41,688,583
Ball Corp.	515,772	48,198,893
		89,887,476
Distributors — 0.2%
LKQ Corp.	538,420	30,097,678
Pool Corp.	42,923	23,784,493
		53,882,171
Diversified Financial Services — 0.4%
Berkshire Hathaway Inc., Class B(a)	348,495	96,425,082

Diversified Telecommunication Services — 1.0%
AT&T Inc.	2,748,765	62,754,305
Lumen Technologies Inc..	1,824,008	22,508,259

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Verizon Communications Inc..	3,200,628	$160,895,569
		246,158,133
Electric Utilities — 1.5%
Entergy Corp.	300,938	30,196,119
Eversource Energy	918,129	75,534,473
Exelon Corp.	938,935	49,510,042
NextEra Energy Inc.	2,324,809	201,746,925
		356,987,559
Electrical Equipment — 0.3%
Generac Holdings Inc.(a)	58,764	24,753,747
Plug Power Inc.(a)	612,520	24,408,922
Rockwell Automation Inc.	71,952	24,190,263
		73,352,932
Electronic Equipment, Instruments & Components — 0.7%
Cognex Corp.	312,567	24,145,801
Keysight Technologies Inc.(a)	180,612	35,125,422
Teledyne Technologies Inc.(a)	55,183	22,916,948
Trimble Inc.(a)	528,205	45,356,963
Zebra Technologies Corp., Class A(a)	52,353	30,824,399
		158,369,533
Energy Equipment & Services — 0.4%
Baker Hughes Co.	1,036,685	24,196,228
Halliburton Co.	1,087,794	23,485,472
Schlumberger NV	1,389,522	39,851,491
		87,533,191
Entertainment — 1.6%
AMC Entertainment Holdings Inc., Class A(a)	612,671	20,794,054
Electronic Arts Inc.	180,563	22,429,536
Netflix Inc.(a)	224,704	144,237,497
Roku Inc.(a)	105,098	23,921,356
Walt Disney Co. (The)(a)	1,278,605	185,269,864
		396,652,307
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities Inc.	119,955	23,999,397
American Tower Corp.	395,059	103,695,086
Boston Properties Inc.	338,254	36,477,311
Crown Castle International Corp.	351,592	63,866,687
Equinix Inc.	82,723	67,187,621
Healthpeak Properties Inc.	1,445,881	47,511,650
Iron Mountain Inc.	522,217	23,729,540
Prologis Inc.	614,158	92,584,318
SBA Communications Corp.	71,820	24,691,716
Simon Property Group Inc.	169,308	25,877,035
Ventas Inc.	643,501	30,193,067
Welltower Inc.	538,403	42,867,647
Weyerhaeuser Co.	1,352,189	50,855,828
		633,536,903
Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	171,295	92,393,097
Kroger Co. (The)	733,717	30,471,267
Sysco Corp.	331,005	23,183,590
Walgreens Boots Alliance Inc.	518,688	23,237,223
		169,285,177
Food Products — 1.2%
Archer-Daniels-Midland Co.	694,397	43,198,437
Bunge Ltd.	370,095	32,039,124
General Mills Inc.	531,316	32,819,389
Hormel Foods Corp.	873,137	36,147,872
Security	Shares	Value

Food Products (continued)
Kellogg Co.	1,242,438	$76,012,357
McCormick & Co. Inc./MD, NVS	695,357	59,675,538
		279,892,717
Gas Utilities — 0.1%
UGI Corp.	562,200	23,190,750

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	588,772	74,049,854
ABIOMED Inc.(a)	72,778	22,909,059
Align Technology Inc.(a)	42,495	25,986,967
Becton Dickinson and Co.	99,474	23,589,264
Dexcom Inc.(a)(c)	77,247	43,458,390
Edwards Lifesciences Corp.(a)	652,471	70,016,663
Hologic Inc.(a)	458,327	34,250,777
IDEXX Laboratories Inc.(a)	102,741	62,473,720
Insulet Corp.(a)	137,442	39,643,771
Intuitive Surgical Inc.(a)	180,641	58,589,102
ResMed Inc.	148,839	37,931,619
STERIS PLC	238,896	52,205,943
		545,105,129
Health Care Providers & Services — 2.3%
Anthem Inc.	164,618	66,872,770
Centene Corp.(a)	329,121	23,502,531
Cigna Corp.	279,236	53,585,388
CVS Health Corp.	768,505	68,443,055
DaVita Inc.(a)	243,847	23,043,542
HCA Healthcare Inc.	174,227	39,303,869
Humana Inc.	67,093	28,159,603
Laboratory Corp. of America Holdings(a)	93,375	26,642,689
McKesson Corp.	109,825	23,805,667
Quest Diagnostics Inc.	211,584	31,458,309
UnitedHealth Group Inc.	405,914	180,315,117
		565,132,540
Health Care Technology — 0.3%
Cerner Corp.	655,095	46,151,443
Teladoc Health Inc.(a)(c)	199,957	20,245,646
		66,397,089
Hotels, Restaurants & Leisure — 1.7%
Airbnb Inc., Class A(a)	121,166	20,905,982
Booking Holdings Inc.(a)	21,500	45,189,775
Caesars Entertainment Inc.(a)	258,148	23,251,390
Chipotle Mexican Grill Inc.(a)	13,940	22,909,135
Darden Restaurants Inc.	169,969	23,447,224
Hilton Worldwide Holdings Inc.(a)	392,600	53,028,482
Marriott International Inc./MD, Class A(a)	159,290	23,504,832
McDonald's Corp.	344,071	84,159,767
MGM Resorts International	674,431	26,693,979
Starbucks Corp.	483,281	52,986,929
Vail Resorts Inc.	91,413	30,322,606
		406,400,101
Household Products — 1.6%
Church & Dwight Co. Inc.	271,416	24,259,162
Clorox Co. (The)	167,159	27,221,843
Colgate-Palmolive Co.	1,193,058	89,503,211
Kimberly-Clark Corp.	548,384	71,459,919
Procter & Gamble Co. (The)	1,211,812	175,203,779
		387,647,914
Industrial Conglomerates — 1.3%
3M Co.	686,493	116,731,270

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates (continued)
General Electric Co	424,883	$40,359,636
Honeywell International Inc.	558,831	113,017,981
Roper Technologies Inc.	85,847	39,845,885
		309,954,772
Insurance — 1.5%
American International Group Inc.	736,905	38,761,203
Chubb Ltd.	249,822	44,835,554
Hartford Financial Services Group Inc. (The)	351,790	23,253,319
Marsh & McLennan Companies Inc.	456,547	74,882,839
MetLife Inc.	1,188,225	69,701,278
Progressive Corp. (The)	273,348	25,404,963
Prudential Financial Inc.	406,953	41,615,014
Travelers Companies Inc. (The)	297,524	43,721,152
		362,175,322
Interactive Media & Services — 5.9%
Alphabet Inc., Class A(a)	166,776	473,301,949
Alphabet Inc., Class C, NVS(a)	167,476	477,145,823
Meta Platforms Inc, Class A(a)	1,235,581	400,896,611
Snap Inc., Class A, NVS(a)	627,595	29,879,798
Twitter Inc.(a)	510,075	22,412,696
ZoomInfo Technologies Inc., Class A(a)	320,078	19,748,813
		1,423,385,690
Internet & Direct Marketing Retail — 4.2%
Amazon.com Inc.(a)	261,351	916,576,252
DoorDash Inc., Class A(a)	108,200	19,342,914
eBay Inc.	406,287	27,408,121
Etsy Inc.(a)	85,497	23,475,766
MercadoLibre Inc.(a)	30,061	35,724,793
		1,022,527,846
IT Services — 4.8%
Accenture PLC, Class A	347,105	124,055,327
Akamai Technologies Inc.(a)(c)	224,323	25,281,202
Automatic Data Processing Inc.	498,354	115,064,955
Cloudflare Inc., Class A(a)	119,637	22,520,469
Fidelity National Information Services Inc.	264,735	27,664,808
Fiserv Inc.(a)	303,635	29,306,850
International Business Machines Corp.	922,561	108,031,893
Mastercard Inc., Class A	531,897	167,505,003
MongoDB Inc.(a)	43,713	21,773,445
Okta Inc.(a)	149,200	32,112,316
PayPal Holdings Inc.(a)	689,872	127,550,434
Snowflake Inc., Class A(a)	131,454	44,714,078
Square Inc., Class A(a)(c)	251,652	52,426,661
Twilio Inc., Class A(a)	160,309	45,872,421
VeriSign Inc.(a)	102,912	24,689,618
Visa Inc., Class A	1,030,932	199,763,694
		1,168,333,174
Leisure Products — 0.1%
Hasbro Inc.	361,547	35,037,520

Life Sciences Tools & Services — 2.3%
Agilent Technologies Inc.	475,424	71,741,482
Danaher Corp.	298,981	96,164,249
Illumina Inc.(a)	123,933	45,276,443
IQVIA Holdings Inc.(a)	92,866	24,064,367
Mettler-Toledo International Inc.(a)	30,981	46,909,261
Thermo Fisher Scientific Inc.	198,357	125,526,260
Waters Corp.(a)	169,633	55,651,498
Security	Shares	Value

Life Sciences Tools & Services (continued)
West Pharmaceutical Services Inc.	203,099	$89,903,803
		555,237,363
Machinery — 1.5%
Caterpillar Inc.	385,107	74,460,438
Cummins Inc.	172,823	36,249,624
Deere & Co.	172,962	59,765,290
Dover Corp.	140,206	22,972,753
IDEX Corp.	183,319	41,171,614
Illinois Tool Works Inc.	200,464	46,537,718
Pentair PLC	345,092	25,429,829
Xylem Inc./NY	525,608	63,656,385
		370,243,651
Media — 0.8%
Cable One Inc.	14,370	25,464,502
Comcast Corp., Class A	2,081,027	104,009,729
Discovery Inc., Class C, NVS(a)	946,488	21,494,743
Interpublic Group of Companies Inc. (The)	858,339	28,488,271
ViacomCBS Inc., Class B, NVS	724,303	22,417,178
		201,874,423
Metals & Mining — 0.2%
Newmont Corp.	511,953	28,116,459
Nucor Corp.	221,994	23,589,082
		51,705,541
Multi-Utilities — 0.7%
Consolidated Edison Inc.	640,129	49,699,615
Public Service Enterprise Group Inc.	1,059,269	66,193,720
Sempra Energy	365,340	43,793,306
		159,686,641
Multiline Retail — 0.4%
Target Corp.	381,827	93,104,696

Oil, Gas & Consumable Fuels — 2.3%
Cheniere Energy Inc.	231,413	24,254,397
Chevron Corp.	908,818	102,578,288
ConocoPhillips	1,013,176	71,054,033
EOG Resources Inc.	276,261	24,034,707
Exxon Mobil Corp.	2,068,709	123,791,547
Hess Corp.	774,571	57,721,031
Kinder Morgan Inc.	1,532,887	23,698,433
Marathon Petroleum Corp.	476,590	29,000,501
Occidental Petroleum Corp.	809,856	24,012,230
ONEOK Inc.	390,653	23,376,675
Phillips 66	336,509	23,276,328
Valero Energy Corp.	403,910	27,037,735
		553,835,905
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	1,482,103	79,485,184
Catalent Inc.(a)	193,717	24,923,629
Eli Lilly & Co.	475,251	117,881,258
Johnson & Johnson	1,215,025	189,458,848
Merck & Co. Inc.	1,696,724	127,101,595
Pfizer Inc.	1,710,533	91,906,938
Zoetis Inc.	481,102	106,823,888
		737,581,340
Professional Services — 0.6%
IHS Markit Ltd.	405,636	51,848,394
Jacobs Engineering Group Inc.	168,472	24,017,368
Leidos Holdings Inc.	351,701	30,918,035

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Robert Half International Inc.	288,723	$32,097,336
		138,881,133
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	537,156	51,335,999

Road & Rail — 0.9%
CSX Corp.	981,503	34,018,894
Kansas City Southern	127,826	37,178,192
Norfolk Southern Corp.	181,914	48,256,327
Old Dominion Freight Line Inc.	70,334	24,980,527
Uber Technologies Inc.(a)	551,204	20,945,752
Union Pacific Corp.	235,484	55,489,449
		220,869,141
Semiconductors & Semiconductor Equipment — 6.5%
Advanced Micro Devices Inc.(a)	718,939	113,858,369
Analog Devices Inc.	190,936	34,416,214
Applied Materials Inc.	803,647	118,288,802
Broadcom Inc.	90,203	49,943,597
Enphase Energy Inc.(a)	97,289	24,322,250
Intel Corp.	2,969,828	146,115,538
Lam Research Corp.	134,256	91,273,942
Marvell Technology Inc.	485,214	34,532,680
Micron Technology Inc.	633,351	53,201,484
NVIDIA Corp.	1,554,981	508,105,592
NXP Semiconductors NV	310,433	69,338,315
ON Semiconductor Corp.(a)	455,563	27,985,235
QUALCOMM Inc.	403,219	72,805,223
Skyworks Solutions Inc.	152,015	23,054,595
Texas Instruments Inc.	918,768	176,743,400
Xilinx Inc.	112,530	25,707,478
		1,569,692,714
Software — 11.1%
Adobe Inc.(a)	343,277	229,944,098
ANSYS Inc.(a)	116,114	45,456,309
Autodesk Inc.(a)	176,600	44,889,954
Bill.com Holdings Inc.(a)	78,847	22,144,180
Black Knight Inc.(a)	344,433	24,616,627
Cadence Design Systems Inc.(a)	201,239	35,711,873
Coupa Software Inc.(a)	112,813	22,185,805
Crowdstrike Holdings Inc., Class A(a)	107,651	23,375,338
Datadog Inc., Class A(a)	129,895	23,158,980
DocuSign Inc.(a)	111,068	27,362,712
HubSpot Inc.(a)	39,232	31,656,693
Intuit Inc.	206,207	134,508,826
Microsoft Corp.	4,311,100	1,425,206,549
Nuance Communications Inc.(a)	446,571	24,780,225
Oracle Corp.	755,600	68,563,144
Paycom Software Inc.(a)	53,302	23,318,559
PTC Inc.(a)	211,123	23,134,858
RingCentral Inc., Class A(a)	101,726	21,970,781
salesforce.com Inc.(a)	639,265	182,164,954
ServiceNow Inc.(a)	154,809	100,269,789
Splunk Inc.(a)	182,255	22,052,855
Synopsys Inc.(a)	99,824	34,039,984
VMware Inc., Class A	244,436	28,535,459
Security	Shares	Value

Software (continued)
Workday Inc., Class A(a)	127,782	$35,041,658
Zoom Video Communications Inc., Class A(a)	97,022	20,511,421
		2,674,601,631
Specialty Retail — 2.5%
Best Buy Co. Inc.	401,000	42,850,860
CarMax Inc.(a)	169,534	23,946,677
Home Depot Inc. (The)	730,453	292,626,776
Lowe's Companies Inc.	537,079	131,364,153
Ross Stores Inc.	207,470	22,632,902
TJX Companies Inc. (The)	589,742	40,928,095
Tractor Supply Co.	120,838	27,228,427
Ulta Beauty Inc.(a)	61,143	23,475,855
		605,053,745
Technology Hardware, Storage & Peripherals — 6.8%
Apple Inc.	9,378,207	1,550,217,617
Hewlett Packard Enterprise Co.	2,328,654	33,416,185
HP Inc.	1,101,498	38,860,850
Seagate Technology Holdings PLC	244,527	25,105,587
		1,647,600,239
Textiles, Apparel & Luxury Goods — 0.8%
Lululemon Athletica Inc.(a)	67,909	30,858,529
Nike Inc., Class B	756,815	128,083,371
VF Corp.	523,877	37,577,697
		196,519,597
Trading Companies & Distributors — 0.4%
Fastenal Co.	492,601	29,147,201
WW Grainger Inc.	149,625	72,030,971
		101,178,172
Total Common Stocks — 99.5%
(Cost: $19,650,064,484)		24,009,163,280

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(b)(d)(e)	56,826,847	56,849,578
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	74,698,000	74,698,000
		131,547,578

Total Short-Term Investments — 0.6%
(Cost: $131,546,631)		131,547,578

Total Investments in Securities — 100.1%
(Cost: $19,781,611,115)		24,140,710,858

Other Assets, Less Liabilities — (0.1)%		(17,614,251)

Net Assets — 100.0%		$24,123,096,607

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$47,556,080	$9,298,700	(a)	$—		$(5,135)	$(67)	$56,849,578	56,826,847	$69,443	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	84,248,000	—		(9,550,000	)(a)	—	—	74,698,000	74,698,000	812		—
BlackRock Inc.	124,336,941	17,763,166		(872,882)		433,862	(5,576,082)	136,085,005	150,435	548,096		—
						$428,727	$(5,576,149)	$267,632,583		$618,351		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	463	12/17/21	$105,709	$415,195

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$24,009,163,280	$—	$—	$24,009,163,280
Money Market Funds	131,547,578	—	—	131,547,578
	$24,140,710,858	$—	$—	$24,140,710,858
Derivative financial instruments(a)
Assets
Futures Contracts	$415,195	$—	$—	$415,195

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares